Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 — SUBSEQUENT EVENTS

Issuance of Class B common shares

On July 14, 2026, the Company issued 5,000,000 Class B common shares to Swift Prime Limited (“SPL”), pursuant to a share subscription agreement (the “Share Subscription Agreement”) dated June 26, 2026, between SPL and the Company. SPL is a company wholly owned by Mr. Guo Li, who serves as a director and Co-Chief Executive Officer of the Company.

Under the Share Subscription Agreement, SPL subscribed for 5,000,000 Class B common shares at a price of US$0.0001 per share, which equals the par value of the Class B common shares, for an aggregate consideration of US$500. Following the Class B Variation approved at the extraordinary general meeting held on May 29, 2026, each Class B common share carries one hundred votes and is convertible into one Class A common share at the election of the holder, and all Class B common shares will be automatically converted into Class A common shares if the holder beneficially owns fewer than 38,892 Class B common shares. The consideration is due within ten days following the closing date. SPL has voluntarily agreed that, for a period of five years from the date of issuance, the Class B common shares may not be transferred, sold, or otherwise disposed of without the prior approval of the Company’s Board of Directors.

Upon completion of the issuance, Mr. Guo Li, through SPL, beneficially owns approximately 60.6% of the Company’s outstanding common shares, representing approximately 99.4% of the aggregate voting power of the Company.

The entry into the Share Subscription Agreement and the issuance of shares thereunder constitute a related party transaction. The terms of the agreement were reviewed and approved by the audit committee and the Board of Directors of the Company, with all interested parties recusing themselves from deliberation and voting.

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements are issued, and determined that there have been no other events or transactions occurring during this reporting period that would require recognition or disclosure in the financial statements, other than those disclosed herein.